Summary of Significant Accounting Policies - Depreciation rates on property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2023
Plant and equipment | Minimum
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	12.50%
Plant and equipment | Maximum
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	33.34%
Furniture, fixtures and fittings
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	10.00%
Motor vehicles
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	33.34%
Office Equipment
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	20.00%
Computer equipment
Summary of Significant Accounting Policies
Depreciation rate on property plant and equipment	33.34%